Initial Public Offering (Details) - $ / shares		9 Months Ended	12 Months Ended
	Jul. 20, 2021	Sep. 30, 2023	Dec. 31, 2022
Initial Public Offering
Purchase price, per unit	$ 10.00
Public Warrants
Initial Public Offering
Number of units sold		20,000,000	20,000,000
Initial Public Offering
Initial Public Offering
Number of units sold	20,000,000
Purchase price, per unit	$ 10.00		$ 10.10
Initial Public Offering | Public Warrants
Initial Public Offering
Number of warrants in a unit	0.5
Initial Public Offering | Class A Ordinary Shares
Initial Public Offering
Number of shares in a unit	1
Number of shares issuable per warrant	1
Initial Public Offering | Class A Ordinary Shares | Public Warrants
Initial Public Offering
Exercise price of warrants	$ 11.50